Related Party Transactions - Non-interest Bearing Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Advances to affiliates	$ 9,739	$ 13,026
Advances from affiliates	15,492	22,987
Affiliated Entity
Related Party Transaction [Line Items]
Advances to affiliates	9,700	13,000
Advances from affiliates	$ 15,500	$ 23,000